Summary of Significant Accounting Policies (Details)	12 Months Ended
Jun. 30, 2014
Land Improvements and Land Use Rights [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful lives	20 years
Land Improvements and Land Use Rights [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful lives	36 years
Buildings [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful lives	35 years
Buildings [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful lives	40 years
Manufacturing Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful lives	5 years
Manufacturing Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful lives	25 years
Furnaces [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful lives	10 years
Furnaces [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful lives	20 years
Other [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful lives	2 years
Other [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful lives	10 years